Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of selected revenue and expense information for each operating segment

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832
Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (loss), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax (expense) benefit	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (loss), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax (expense) benefit	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2011	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	158,227,309	18,213,723	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(95,125,886)	(2,355,373)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(70,639,184)	(26,654,213)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	(7,537,761)	(10,795,863)	6,865,086	(420,337,713)	(2,527,506)	(31,595,643)	(465,929,400)
Interest income	669,926	27,150	881,539	675,759	93,130	279,415	2,626,919
Other income (loss), net	2,942,800	271,918	1,790,394	(1,011,864)	(465,943)	(7,804,156)	(4,276,851)

Income (loss) before taxes and equity in affiliates	(3,925,035)	(10,496,795)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	5,077,552	1,863,112	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	1,152,517	(8,633,683)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	—	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	1,168,814	(8,633,683)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

Revenues
Major customers
Schedule of major customers

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Customer A	70,541,996	58,986,246	58,044,764

Accounts receivable
Major customers
Schedule of major customers

	As of December 31,
	2010	2011
	$	$
Customer A	*	37,117,123

Customer deposits
Major customers
Schedule of major customers

	As of December 31,
	2010	2011
	$	$
Customer B	14,344,620	11,109,490
Customer C	44,000,000	24,000,000
Customer D	*	20,631,910

*	indicates the customer deposits from customers was less than 10% as of the stated year end.